Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease liabilities
	As of March 31, 2022	As of December 31, 2021
Cash paid for operating lease liabilities	$208,304	367,200
Remaining lease term	9 months	1 years
Discount rate	1.5%	1.5%

	As of December 31, 2021	As of December 31, 2020
Cash paid for operating lease liabilities	$367,200	367,200
Remaining lease term	1 year	1 year
Discount rate	1.5%	1.5%

Schedule of future minimum lease payments under the non-cancellable operating lease agreements
2022	$175,000
Less imputed interest	(1,197)
Total lease liability	$173,803

2021	$91,800

Less imputed interest	(229)
Total lease liability	$91,571